Long Term Deposits and Other Assets (Details) - Schedule of Long Term Deposits and Other Assets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Long Term Deposits and Other Assets [Abstract]
Rent deposits	¥ 457	$ 64	¥ 684
Advertising deposits	269	38	269
Long term deposits and other assets	¥ 726	$ 102	¥ 953